Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
BOLT THREADS, INC.
Net of warrant issuance	$ 135